Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 136,181	$ 19,858	¥ 210,771	¥ 180,198
Short-term investments under fair value	88,256	12,869	37,953
Long-term investments under fair value, current	6,952	1,014	3,584
Total current assets	252,342	36,796	296,978
Non-current assets
Restricted cash	130,363	19,009	128,028	122,048
Long-term investments under fair value, non-current	143,886	20,981	99,571
Other non-current assets	3,718	545	2,593
Total non-current assets	487,155	71,039	434,164
TOTAL ASSETS	739,497	107,835	731,142
Accrued expenses and other current liabilities	60,384	8,812	71,888
TOTAL LIABILITIES	224,715	32,772	225,989
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 22,600,576 and 22,614,376 shares issued and outstanding as of February 28, 2025 and 2026, respectively)	15	2	15
Additional paid-in capital	749,105	109,232	747,376
Treasury shares (2,363,567 and 2,363,567 shares as of February 28, 2025 and 2026, respectively)	(45,115)	(6,579)	(45,115)
Accumulated deficit	(245,751)	(35,835)	(276,538)
Accumulated other comprehensive income	15,375	2,242	28,873
Shareholders’ equity	473,629	69,062	454,611
TOTAL LIABILITIES AND EQUITY	739,497	107,835	731,142
Four Seasons Education (Cayman) Inc.
Current assets
Cash and cash equivalents	15,357	2,239	102,743	73,528
Short-term investments under fair value	70,256	10,245	37,953
Long-term investments under fair value, current	6,952	1,014	3,584
Amounts due from subsidiaries and consolidated VIEs	1,409	205	1,460
Other current assets	1,092	160	2,858
Total current assets	95,066	13,863	148,598
Non-current assets
Restricted cash	130,363	19,009	127,449	¥ 121,472
Long-term investments under fair value, non-current	143,886	20,981	99,571
Investments in subsidiaries and consolidated VIEs	137,974	20,119	117,724
Total non-current assets	412,223	60,109	344,744
TOTAL ASSETS	507,289	73,972	493,342
Accrued expenses and other current liabilities	653	96	1,043
Amounts due to subsidiaries and consolidated VIEs	31,799	4,637	36,432
Other liabilities	1,208	177	1,256
TOTAL LIABILITIES	33,660	4,910	38,731
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 22,600,576 and 22,614,376 shares issued and outstanding as of February 28, 2025 and 2026, respectively)	15	2	15
Additional paid-in capital	749,105	109,232	747,376
Treasury shares (2,363,567 and 2,363,567 shares as of February 28, 2025 and 2026, respectively)	(45,115)	(6,579)	(45,115)
Accumulated deficit	(245,751)	(35,835)	(276,538)
Accumulated other comprehensive income	15,375	2,242	28,873
Shareholders’ equity	473,629	69,062	454,611
TOTAL LIABILITIES AND EQUITY	¥ 507,289	$ 73,972	¥ 493,342